(2) Basis of Presentation, Use of Estimates and Going Concern	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
(2) Basis of Presentation, Use of Estimates and Going Concern

(2) BASIS OF PRESENTATION, USE OF ESTIMATES AND GOING CONCERN

a) Basis of Presentation

The accompanying financial statements have been prepared in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America ("U.S.") as promulgated by the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") and with the rules and regulations of the U.S. Securities and Exchange Commission ("SEC"). The financial statements reflect all normal recurring adjustments, which, in the opinion of management, are considered necessary for a fair presentation of the results for the periods shown. The results of operations for the periods presented are not necessarily indicative of the results expected for any future period.

b) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant estimates in the accompanying financial statements involved the valuation of long lived assets, the valuation of common and preferred stock issued as compensation, and valuation allowance on the deferred income tax asset.

c) Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company has sustained losses since inception and has a working capital deficit, accumulated deficit and deficit in stockholder’s equity of approximately $0.6 million; $1.1 million and $1.0 million at June 30, 2020. These matters raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the issuance of this report. The Company is expected to have ongoing normal operational expenses as the Company continues to implement its plan of operations. The ability of the Company to continue as a going concern is dependent upon increasing operations, developing sales and obtaining additional capital and financing. The Company is seeking to raise sufficient equity capital to continue its operational plan implementation. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.